STOCKHOLDERS EQUITY (Tables)	12 Months Ended
Dec. 31, 2025
STOCKHOLDERS EQUITY
Schedule of Stockholders' Equity
			Change
	12/31/2025	12/31/2024	$
		(Restated)
Capital stock	1,012,492	1,012,492	-
Loss of the year	(8,154,348)	(7,061,973)	(1,828,575)
Equity valuations adjustments (CTA)	348,788	1,176,275	(77,367)
	(6,793,068)	(4,873,206)	(1,905,943)

Schedule of Authorized Stock and Amendments
Partner	Capital	%

AC SKAF HOLDINGS LTD	500,000	4.167%
ACCELERA SOLUTIONS S,A,	275,000	2.292%
DANIELA SERIO BONIFACIO	100,000	0.833%
PAULO ROBERTO BONIFACIO	8,203,000	68.358%
GUILHERME REIF CARVALHAES	8,000	0.067%
CASA III HOLDINGS	772,500	6.438%
ERIK JAKOB ENGSTROM	2,000	0.017%
MALP HOLDINGS	772,500	6.438%
CHRISTOFER CHARLES LE JEUNE	70,000	0.583%
OPENCAP GLOBAL INC	145,000	1.208%
ROBERT OSSELAER	5,000	0.042%
PRHC LLC	260,600	2.172%
ANTOINE DE SEJOURNET DE RAMEIGNIES	5,000	0.042%
MR, PHILIPPE DE COCK DE RAMEYEN	2,400	0.020%
RANDWYCK LLC	40,000	0.333%
SMC FAMILY LIMITED PARTNERSHIP	233,000	1.942%
CAROLINE SOREL	5,000	0.042%
TIVIX INVESTMENTS LLC	599,000	4.992%
PATRICK GEORGES VANHERCK	2,000	0.017%
TOTAL	12,000,000	100%